Risk Management (Details) - Schedule of macro economical forward - Macro Economic [Member] - Average estimates 2020 - 2021 [Member]	Dec. 31, 2020
Unfavorable Scenario 2 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.25%
Unfavorable Scenario 2 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.31%
Unfavorable Scenario 2 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(1.70%)
Unfavorable Scenario 2 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(1.16%)
Unfavorable Scenario 2 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(0.26%)
Unfavorable Scenario 1 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.50%
Unfavorable Scenario 1 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.96%
Unfavorable Scenario 1 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.04%
Unfavorable Scenario 1 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.67%
Unfavorable Scenario 1 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.07%
Base Scenario [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.59%
Base Scenario [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.50%
Base Scenario [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.67%
Base Scenario [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.12%
Base Scenario [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	2.82%
Favorable Scenario 1 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.20%
Favorable Scenario 1 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.04%
Favorable Scenario 1 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	8.30%
Favorable Scenario 1 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.56%
Favorable Scenario 1 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.57%
Favorable Scenario 2 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.42%
Favorable Scenario 2 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.70%
Favorable Scenario 2 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	11.04%
Favorable Scenario 2 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.40%
Favorable Scenario 2 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.90%